S-K 1604(c) De-SPAC Dilution	Jun. 30, 2026 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 4.18
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 5.82
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ 16,265,169
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 111,198,669
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	19,099,965
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 4.94
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 5.06
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ 16,265,169
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 85,385,021
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	16,863,252